Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2024	2023
U.S. Dollar / Argentine Peso	(428,845)	(484,709)
U.S. Dollar / Armenian Dram	36,835	47,842
U.S. Dollar / Euro	75,409	(68)
Euro / Armenian Dram	31,735	347
Euro / Argentine Peso	(2,324)	(2,831)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2024	2023
Fixed rate (*)	884,757	990,251
Variable rate	273,314	342,986
	1,158,071	1,333,237

(*) As of December 31, 2024 includes USD 86.2 million of short-term borrowings (USD 125.5 million as of December 2023) and USD 798.6 million of long-term borrowings (USD 864.8 million as of December 31, 2023).

Schedule provision for loss allowance for trade receivables and contract assets

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2024
Trade receivables - gross carrying amount	178,580	102,563	28,727	11,050	5,818	6,854	23,568
Contract assets - gross carrying amount	45	45	—	—	—	—	—
Expected loss rate (*)		1%	1%	3%	9%	19%	76%
Provision for loss allowance	(21,061)	(687)	(361)	(375)	(532)	(1,273)	(17,833)
Net value	157,564	101,921	28,366	10,675	5,286	5,581	5,735

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2023
Trade receivables - gross carrying amount	148,329	86,066	23,685	9,783	2,274	4,617	21,904
Contract assets - gross carrying amount	1,488	1,488	—	—	—	—	—
Expected loss rate (*)		2%	1%	5%	13%	25%	86%
Provision for loss allowance	(22,368)	(1,466)	(230)	(449)	(298)	(1,150)	(18,775)
Net value	127,449	86,088	23,455	9,334	1,976	3,467	3,129

(*)  Average expected loss rate. As of December 2024 and 2023, includes effect of the impact of the provisions risen from the case by case analysis.

Schedule of provision for bad debts

	2024	2023
Balance at January 1,	(22,368)	(29,718)
Bad debts of the year	(8,215)	(4,735)
Recoveries	4,321	3,331
Write off	2,856	2,717
Translation differences and inflation adjustment	2,345	6,037
Balance at December 31,	(21,061)	(22,368)

Schedule of gains/(losses) were recognized in profit or loss in relation to impaired financial assets

	2024	2023	2022
Impairment losses
- movement in provision for impairment	(8,883)	(4,985)	(13,443)
- recovery of previous impairment losses	4,440	3,439	18,203
Net impairment losses on financial assets	(4,443)	(1,546)	4,760

Schedule of capital management

	At December 31,
	2024	2023
Borrowings	1,158,071	1,333,237
Less: Cash and cash equivalents	(439,847)	(369,848)
Net debt	718,224	963,389
Equity	1,517,960	803,909

Net debt to equity ratio	47%	120%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2024	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	157,564	157,564
Other receivables	—	73,542	73,542
Other financial assets (*)	7,366	167,541	174,907
Cash and cash equivalents	—	439,847	439,847
Total	7,366	838,494	845,860

3      Financial Risk Management (Cont.)

B      Financial instruments by category (Cont.)

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,158,071	1,158,071
Leases liabilities	—	10,717	10,717
Derivative financial liabilities (**)	3,351	—	3,351
Trade payables and other liabilities	—	897,157	897,157
Total	3,351	2,065,945	2,069,296

	Assets at fair value	Assets at amortized
December 31, 2023	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	127,449	127,449
Other receivables	—	154,583	154,583
Other financial assets (*)	10,863	144,232	155,095
Derivative financial assets	69	—	69
Cash and cash equivalents	—	369,848	369,848
Total	10,932	796,112	807,044

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,333,237	1,333,237
Leases liabilities	—	13,981	13,981
Derivative financial liabilities (**)	—	—	—
Trade payables and other liabilities	—	1,062,621	1,062,621
Total	—	2,409,839	2,409,839

(*)   Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.

(**) Derivative financial liabilities measured at fair value are valuated through calculations under Level 2 hierarchy.